DEBT DEBT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
Debt maturing in the next five years and thereafter is as follows:

Year Ending December 31,
2017	$39,664
2018	—
2019	189,200
2020	—
2021	—
Thereafter	350,000
Total debt outstanding	578,864
Unamortized debt issuance costs	(7,189)
Net carrying value of debt	$571,675